Expense Example - VIPAssetManagerPortfolio-InvestorPRO - VIPAssetManagerPortfolio-InvestorPRO - VIP Asset Manager Portfolio - VIP Asset Manager Portfolio - Investor Class	Apr. 29, 2023 USD ($)
Expense Example:
1 year	$ 68
3 years	214
5 years	373
10 years	$ 835